CASH AND CASH EQUIVALENTS - Narrative (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Restricted cash and cash equivalents	$ 0	$ 0
Investments in money market funds	248,000,000	$ 1,175,000,000
Ukraine
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Restricted cash and cash equivalents	$ 155,000,000		$ 151,000,000